Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2018
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000763852
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Nov. 19, 2018
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A